Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2019
Summary of Significant Accounting Policies [Abstract]
Schedule of evolution of these indices
Annual price variation	June 30, 2017	June 30, 2018	June 30, 2019	Cumulative as of June 30, 2019 (3 years)
	19%	29%	56%	139%

Schedule of income and other comprehensive income

Standards and amendments adopted by the Group

Standards and amendments	Description	Date of mandatory adoption for the Group in the year ended on
Amendments to IAS 40 "Transfers of Investment Properties"	Clarifies the conditions that should be met for an entity to transfer a property to, or from, investment properties.	06-30-2019
Cycle of annual improvements 2014-2016. IAS 28 "Investments in Associates and Joint ventures".	Clarifies that the option to measure an associate or a joint venture at fair value for a qualifying entity is available upon initial recognition.	06-30-2019
IFRS 9 "Financial Instruments".	Adds a new impairment model based on expected losses and introduces some minor amendments to the classification and measurement of financial assets.	06-30-2019
IFRS 15 "Revenues from contracts with customers"	Provides the new revenue recognition model derived from contracts with customers. The core principle underlying the model is satisfaction of performance obligations assumed with customers. Applies to all contracts with customers, except those covered by other IFRSs, such as leases, insurance and financial instruments contracts. The standard does not address recognition of interest or dividend income.	06-30-2019
Amendments to IFRS 2 "Share-based Payment".	The amendments clarify the scope of the standard in relation to (i) accounting of the effects that the concession consolidation conditions have on cash settled share-based payments, (ii) the Classification of the share-based payment transactions subject to net settlement, and (iii) accounting for the amendment of terms and conditions of the share-based payment transaction that reclassifies the transaction from cash settled to equity settled.	06-30-2019

Standards and amendments not yet adopted by the Group

Standards and amendments	Description	Date of mandatory adoption for the Group in the year ended on
IFRS 16 "Leases".	Will supersede IAS 17 currently in force (and associated interpretations) and its scope includes all leases, with a two specific exceptions (low cost assets' leases and short-term leases). Under the new standard, lessees are required to account for leases under one single model in the balance sheet that is similar to the one used to account for financial leases under IAS 17. The accounting of the lessor has no significant changes.	06-30-2020
Amendment to IAS 28 "Investment in associates and joint ventures	Requires the adoption of IFRS 9 regarding long-term investments that are essentially part of the net investment of an entity in an associate or joint venture	06-30-2020
Definition of Material - Amendments to IAS 1 and IAS 8	The IASB has made modifications to IAS 1 "Presentation of Financial Statements and IAS 8 "Accounting policies, changes in accounting estimates and errors" requires that the materiality be consistent for the application of IFRS.	06-30-2020
Defining a business - Amendments to IFRS 3	The new business definition requires that a business combination contribute significantly to creating products or services.	06-30-2020

Schedule of financial position

	According to previous standards	Implementation of IFRS 15	Current statement of income
Revenues	66,972	2,795	69,767
Costs	(39,638)	(2,362)	(42,000)
Gross profit	27,334	433	27,767
Net gain from fair value adjustment of investment properties	(23,710)	-	(23,710)
General and administrative expenses	(7,714)	-	(7,714)
Selling expenses	(9,875)	1,158	(8,717)
Other operating results, net	301	-	301
Profit from operations	(13,664)	1,591	(12,073)
Share of profit of associates and joint ventures	(4,853)	(36)	(4,889)
Profit before financial results and income tax	(18,517)	1,555	(16,962)
Finance income	1,407	-	1,407
Finance costs	(15,830)	(31)	(15,861)
Other financial results	2,878	-	2,878
Inflation adjustment	(479)	-	(479)
Financial results, net	(12,024)	(31)	(12,055)
Income before income tax	(30,541)	1,524	(29,017)
Income tax expense	2,052	(362)	1,690
Income for the period from continuing operations	(28,489)	1,162	(27,327)
Loss for the period from discontinued operations	480	-	480
Profit for the period	(28,009)	1,162	(26,847)

	07.01.2018
	Implementation of IFRS 15	Implementation of IFRS 9	Total
ASSETS
Non- Current Assets
Trading properties	(4,143)	-	(4,143)
Investments in associates and joint ventures	159	(258)	(99)
Deferred income tax assets	(230)	-	(230)
Trade and other receivables	393	(126)	267
Total Non-Current Assets	(3,821)	(384)	(4,205)
Current Assets
Trading properties	(1,048)	-	(1,048)
Trade and other receivables	418	(10)	408
Total Current Assets	(630)	(10)	(640)
TOTAL ASSETS	(4,451)	(394)	(4,845)
SHAREHOLDERS' EQUITY
Capital and reserves attributable to equity holders of the parent
Retained earnings	143	(374)	(231)
Total capital and reserves attributable to equity holders of the parent	143	(374)	(231)
Non-controlling interest	186	(190)	(4)
TOTAL SHAREHOLDERS' EQUITY	329	(564)	(235)
LIABILITIES
Non-Current Liabilities
Trade and other payables	(1,933)	-	(1,933)
Borrowings	-	206	206
Deferred income tax liabilities	(53)	(113)	(166)
Total Non-Current Liabilities	(1,986)	93	(1,893)
Current Liabilities
Trade and other payables	(2,794)	-	(2,794)
Borrowings	-	77	77
Total Current Liabilities	(2,794)	77	(2,717)
TOTAL LIABILITIES	(4,780)	170	(4,610)
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	(4,451)	(394)	(4,845)

	01.07.2019
	IFRS 16 Impact	IAS 28 Impact	Total
ASSETS
Non-current assets
Investment property	298	-	298
Right-of-use assets	9,855	-	9,855
Investments in associates and joint ventures	-	(1,373)	(1,373)
Trade and other receivables	84	-	84
Total non-current assets	10,237	(1,373)	8,864
Current assets
Income tax credit	12	-	12
Trade and other receivables	(119)	-	(119)
Assets held for sale	2,184	-	2,184
Total current assets	2,077	-	2,077
TOTAL ASSETS	12,314	(1,373)	10,941
SHAREHOLDERS' EQUITY
Shareholders' equity attributable to equity holders of the parent
Retained earnings	(131)	(778)	(909)
Shareholders' equity attributable to Non-controlling interest	(131)	(778)	(909)
Non-controlling interest	-	(595)	(595)
TOTAL SHAREHOLDERS' EQUITY	(131)	(1,373)	(1,504)
LIABILITIES
Non-current liabilities
Lease liabilities	7,432	-	7,432
Total non-current liabilities	7,432	-	7,432
Current liabilities
Lease liabilities	2,745	-	2,745
Trade and other payables	(48)	-	(48)
liabilities held for sale	2,316	-	2,316
Total current liabilities	5,013	-	5,013
TOTAL LIABILITIES	12,445	-	12,445
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	12,314	(1,373)	10,941

Schedule of business through several operating and investment companies

			% of ownership interest held by the Group
Name of the entity	Country	Main activity	06.30.2019	06.30.2018	06.30.2017
IRSA's direct interest:
IRSA CP (1)	Argentina	Real estate	82,35%	86,34%	94,61%
E-Commerce Latina S.A.	Argentina	Investment	100,00%	100,00%	100,00%
Efanur S.A.	Uruguay	Investment	100,00%	100,00%	100,00%
Hoteles Argentinos S.A.	Argentina	Hotel	100,00%	80,00%	80,00%
Inversora Bolívar S.A.	Argentina	Investment	100,00%	100,00%	100,00%
Llao Llao Resorts S.A. (2)	Argentina	Hotel	50,00%	50,00%	50,00%
Nuevas Fronteras S.A.	Argentina	Hotel	76,34%	76,34%	76,34%
Palermo Invest S.A.	Argentina	Investment	100,00%	100,00%	100,00%
Ritelco S.A.	Uruguay	Investment	100,00%	100,00%	100,00%
Tyrus S.A.	Uruguay	Investment	100,00%	100,00%	100,00%
U.T. IRSA y Galerias Pacifico (2)	Argentina	Investment	50,00%	50,00%	50,00%
IRSA CP's direct interest:
Arcos del Gourmet S.A.	Argentina	Real estate	90,00%	90,00%	90,00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53,68%	53,68%	53,68%
Fibesa S.A. (3)	Argentina	Real estate	100,00%	100,00%	100,00%
Panamerican Mall S.A.	Argentina	Real estate	80,00%	80,00%	80,00%
Shopping Neuquén S.A.	Argentina	Real estate	99,95%	99,92%	99,92%
Torodur S.A.	Uruguay	Investment	100,00%	100,00%	100,00%
EHSA	Argentina	Investment	70,00%	70,00%	70,00%
Centro de Entretenimiento La Plata	Argentina	Real estate	100,00%	100,00%	-
Pareto S.A.	Argentina	design and software development	69,69%	-	-
La Malteria	Argentina	Real estate	100,00%	-	-
Tyrus S.A.'s direct interest:
DFL y DN BV	Bermudas / Netherlands	Investment	96,46%	91,57%	91,57%
I Madison LLC	USA	Investment	-	-	100,00%
IRSA Development LP	USA	Investment	-	-	100,00%
IRSA International LLC	USA	Investment	100,00%	100,00%	100,00%
Jiwin S.A.	Uruguay	Investment	100,00%	100,00%	100,00%
Liveck S.A. (7)	Uruguay	Investment	100,00%	100,00%	100,00%
Real Estate Investment Group IV LP (REIG IV)	Bermudas	Investment	-	-	100,00%
Real Estate Investment Group V LP (REIG V)	Bermudas	Investment	100,00%	100,00%	100,00%
Real Estate Strategies LLC	USA	Investment	100,00%	100,00%	100,00%
Efanur S.A.'s direct interest:
Real Estate Investment Group VII LP (REIG VII)	Bermudas	Investment	100,00%	100,00%	-
DFL's and DN BV's direct interest:
IDB Development Corporation Ltd.	Israel	Investment	100,00%	100,00%	68,28%
Dolphin IL Investment Ltd.	Israel	Investment	100,00%	100,00%	-
DIL's direct interest:
Discount Investment Corporation Ltd. (4)	Israel	Investment	83,77%	76,57%	77,25%
IDBD's direct interest:
IDB Tourism (2009) Ltd.	Israel	Tourism services	100,00%	100,00%	100,00%
IDB Group Investment Inc	Israel	Investment	100,00%	100,00%	100,00%
DIC's direct interest:
Property & Building Corporation Ltd.	Israel	Real estate	68,80%	64,40%	64,40%
Shufersal Ltd.(6)	Israel	Retail	-	-	54,19%
Cellcom Israel Ltd. (5)	Israel	Telecommunications	44,10%	43,14%	42,26%
Elron Electronic Industries Ltd.	Israel	Investment	61,06%	50,30%	50,30%
Bartan Holdings and Investments Ltd.	Israel	Investment	55,68%	55,68%	55,68%
Epsilon Investment House Ltd.	Israel	Investment	68,75%	68,75%	68,75%
PBC's direct interest:
Gav-Yam Bayside Land Corporation Ltd.	Israel	Real estate	51,70%	51,70%	55,01%
Ispro The Israeli Properties Rental Corporation Ltd.	Israel	Real estate	100,00%	100,00%	100,00%
Matam - Scientific Industries Center Haifa Ltd.	Israel	Real estate	50,10%	50,10%	50,10%
Hadarim Properties Ltd.	Israel	Real estate	100,00%	100,00%	100,00%
Property & Building (Commercial Centers) Ltd.	Israel	Real estate	100,00%	100,00%	100,00%
PBC USA Investments Inc	USA	Real estate	100,00%	100,00%	100,00%

(1)	Includes interest held through E-Commerce Latina S.A. and Tyrus S.A..

(2)	The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerías Pacífico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.
(3)	Includes interest held through Ritelco S.A. and Torodur S.A..
(4)	Includes Tyrus's equity interest. Until the present financial year, the participation was through Tyrus S.A. and IDBD.
(5)	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-à-vis other shareholders, with a stake of 46.16%, also taking into account the historic voting performance in the Shareholders' Meetings, as well as the evaluation of the holdings of the remaining shareholders, which are highly atomized.
(6)	Control was lost in June 30, 2018. See Note 4.I.
Except for the aforementioned items the percentage of votes does not differ from the stake.

Schedule of useful life
Buildings and facilities	Between 5 and 50 years
Machinery and equipment	Between 3 and 24 years
Communication networks	Between 4 and 20 years
Others	Between 3 and 25 years